Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains (losses) on investment securities	[1]	¥ (94,429)	¥ 540,758
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(14,494)	(175,398)
Net change		(108,923)	365,360
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains (losses) on investment securities	[1]	29,952	(169,917)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		4,626	52,011
Net change		34,578	(117,906)
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized gains (losses) on investment securities	[1]	(64,477)	370,841
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(9,868)	(123,387)
Net change	[1]	(74,345)	247,454
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests		17,474	(5,634)
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group	[1]	(91,819)	253,088
Net debt valuation adjustments, Before tax:
Net debt valuation adjustments		(4,038)	(8,218)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		829	(111)
Net change		(3,209)	(8,329)
Net debt valuation adjustments, Tax (expense) or benefit:
Net debt valuation adjustments		1,236	2,516
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(253)	34
Net change		983	2,550
Net debt valuation adjustments, Net of tax:
Net debt valuation adjustments		(2,802)	(5,702)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		576	(77)
Net change		(2,226)	(5,779)
Net debt valuation adjustments attributable to noncontrolling interests
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group		(2,226)	(5,779)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges		(10,138)	4,450
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests		735	(5,584)
Net change		(9,403)	(1,134)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges		2,774	(1,641)
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests		(214)	2,149
Net change		2,560	508
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges		(7,364)	2,809
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests		521	(3,435)
Net change		(6,843)	(626)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group		(6,843)	(626)
Defined benefit plans, Before tax:
Defined benefit plans		26,282	31,778
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests		(2,643)	4,659
Net change		23,639	36,437
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans		(8,022)	(10,240)
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests		878	(1,588)
Net change		(7,144)	(11,828)
Defined benefit plans, Net of tax:
Defined benefit plans		18,260	21,538
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests		(1,765)	3,071
Net change		16,495	24,609
Defined benefit plans attributable to noncontrolling interests		36	5
Defined benefit plans attributable to Mitsubishi UFJ Financial Group		16,459	24,604
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments		63,376	(35,954)
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests		(2,685)	2,961
Net change		60,691	(32,993)
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments		(35,893)	(2,932)
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests		851
Net change		(35,042)	(2,932)
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments		27,483	(38,886)
Reclassification adjustment for gains (losses) included in net income before attribution of noncontrolling interests		(1,834)	2,961
Net change		25,649	(35,925)
Foreign currency translation adjustments attributable to noncontrolling interests		(11,467)	2,043
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group		37,116	(37,968)
Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group		¥ (47,313)	¥ 233,319

[1]	Included unrealized gains (losses) related to only debt securities in six months ended on September 30, 2018.